Income taxes - Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$ 328,679	$ 342,173
Pension and OPEB	43,638	43,011
Acquisition-related costs	1,601	2,690
Environmental obligation	14,803	19,128
Reserves and other non-deductible costs	30,652	8,483
Regulatory liabilities	154,597	56,837
Other	16,383	10,639
Total deferred income tax assets	590,353	482,961
Less valuation allowance	(12,344)	(16,129)
Total deferred tax assets	578,009	466,832
Deferred tax liabilities:
Property, plant and equipment	(668,083)	(418,652)
Intangible assets	(7,157)	(5,984)
Outside basis in partnership	(125,519)	(139,806)
Regulatory accounts	(114,061)	(80,812)
Financial derivatives	(980)	(13,144)
Other	0	(792)
Total deferred tax liabilities	(915,800)	(659,190)
Net deferred tax liabilities	(337,791)	(192,358)
Deferred tax assets	61,357	22,281
Deferred tax liabilities	$ (399,148)	$ (214,639)